NON-RECOURSE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of corporate borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2021	2020
Term debt
Public – Canadian	Mar. 31, 2023	4.54%	C$	$—	$472
Public – Canadian	Mar. 8, 2024	5.04%	C$	396	393
Public – U.S.	Apr. 1 , 2024	4.00%	US$	749	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	679	675
Public – U.S.	Jun. 2, 2026	4.25%	US$	497	497
Public – Canadian	Mar. 16, 2027	3.80%	C$	396	393
Public – U.S.	Jan. 25, 2028	3.90%	US$	649	649
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	999
Public – U.S.	Apr. 15, 2030	4.35%	US$	749	749
Public – U.S.	Apr. 15, 2031	2.72%	US$	500	—
Public – U.S.	Jan. 30, 2032	2.34%	US$	600	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	334	331
Private – Japanese	Dec. 1, 2038	1.42%	JPY	87	97
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	594	594
Public – U.S.	Mar. 30, 2051	3.50%	US$	758	497
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	400
				10,039	9,147
Revolving facilities[1]				912	—
Deferred financing costs[2]				(76)	(70)
Total				$10,875	$9,077
1.Reflects commercial paper and credit facility draws outstanding as at December 31, 2021.
2.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Subsidiary borrowings	(a)	$13,049	$10,768
Property-specific borrowings	(b)	152,008	128,556
Total		$165,057	$139,324
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Residential Development	Total
2022	$180	$—	$431	$—	$24	$635
2023	396	—	—	—	60	456
2024	792	—	554	—	41	1,387
2025	396	317	—	—	—	713
2026	2,760	—	—	1,619	—	4,379
Thereafter	316	1,839	1,753	—	1,648	5,556
Total Principal repayments	4,840	2,156	2,738	1,619	1,773	13,126
Deferred financing costs and other	(58)	(9)	(19)	—	9	(77)
Total – Dec. 31, 2021	$4,782	$2,147	$2,719	$1,619	$1,782	$13,049
Total – Dec. 31, 2020	$3,378	$2,132	$3,158	$310	$1,790	$10,768
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$635	$317
Non-current	12,414	10,451
Total	$13,049	$10,768
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2021	Local Currency		2020	Local Currency
U.S. dollars	$6,535	US$	6,535	4,376	US$	4,376
Canadian dollars	6,429	C$	8,130	6,254	C$	7,963
Brazilian reais	85	Rs	472	138	Rs	715
Total	$13,049			$10,768
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Residential Development	Total
2022	$22,314	$1,952	$4,230	$2,544	$204	$31,244
2023	13,538	2,768	2,806	1,877	157	21,146
2024	14,965	1,393	3,223	2,523	371	22,475
2025	8,287	1,142	2,863	4,227	2	16,521
2026	5,244	2,004	5,522	7,792	—	20,562
Thereafter	11,037	10,616	9,848	9,494	—	40,995
Total Principal repayments	75,385	19,875	28,492	28,457	734	152,943
Deferred financing costs and other	(407)	18	23	(563)	(6)	(935)
Total – Dec. 31, 2021	$74,978	$19,893	$28,515	$27,894	$728	$152,008
Total – Dec. 31, 2020	$67,073	$16,353	$21,309	$23,333	$488	$128,556
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$31,244	$20,970
Non-current	120,764	107,586
Total	$152,008	$128,556
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2021	Local Currency		2020	Local Currency
U.S. dollars	$86,437	US$	86,437	$78,223	US$	78,223
British pounds	12,446	£	9,197	10,341	£	7,565
Indian rupees	8,223	Rs	613,684	8,978	Rs	655,328
Canadian dollars	16,660	C$	21,054	8,458	C$	10,771
Euros	12,722	€	11,204	7,816	€	6,398
Australian dollars	4,392	A$	6,048	4,799	A$	6,237
Brazilian reais	4,919	R$	27,449	3,487	R$	18,147
Colombian pesos	2,367	COP$	9,480,307	2,141	COP$	7,332,845
Korean won	1,910	₩	2,271,074	2,082	₩	2,268,301
Chilean unidades de fomento	—	UF	—	1,187	UF	29
Other currencies	1,932	n/a	n/a	1,044	n/a	n/a
Total	$152,008			$128,556